Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 — SUBSEQUENT EVENTS

On September 19, 2024, the Company issued 2,700,000 ordinary shares under Company’s 2024 Share Incentive Plan (the “Plan”) to certain employees of the Company as compensation for their continued service in the Company. After this Plan, there are 29,700,000 ordinary shares issued and outstanding. The shares underlying the Plan (and therefore any shares that may be issued pursuant to the Plan) were ordinary shares of $0.0001 par value each of the Company ranking (upon their issue) pari passu with the ordinary shares that are already in issue.

On October 21, 2024 (the “Notification Date”), the Company received notification from the Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that it is not in compliance with the requirement to maintain a minimum closing bid price of $1.00 per share, as set forth in Nasdaq Listing Rule 5550(a)(2), representing the closing bid price of the Company’s ordinary shares was below $1.00 per share for 31 consecutive business days. The Company has a compliance period of 180 calendar days, or until April 21, 2025, to remain compliance with Nasdaq's minimum bid price requirement. In the event the Company does not regain compliance by April 21, 2025, the Company may be eligible for an additional 180 calendar day compliance period to demonstrate compliance with the bid price requirement. If the Company does not qualify for the second compliance period or fails to regain compliance during the second 180-day period, then Nasdaq will notify the Company of its determination to delist the Company.

On the Notification Date, the Company also received a letter (the “Letter”) from the staff at Nasdaq notifying the Company that, for the 30 consecutive business days prior to the date of the Letter, the Company’s Market Value of Listed Securities (“MVLS”) was below the minimum of $35 million required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(b)(2). The Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq. In accordance with Nasdaq listing rule 5810(c)(3)(C), the Company has 180 calendar days, or until April 21, 2025 (the “Compliance Period”), to regain compliance. The Letter notes that to regain compliance, the Company’s MVLS must close at or above $35 million for a minimum of ten consecutive business days during the Compliance Period. If the Company does not regain compliance by the end of the Compliance Period, Nasdaq staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel.

On October 24, 2024, the Company held its annual general meeting and approved several key proposals. The Company approved an increase in its authorized share capital from $50,000 divided into 500,000,000 ordinary shares of par value $0.0001 each to $1,000,000 divided into 10,000,000,000 ordinary shares of par value $0.0001. This increase was achieved through the creation of an additional 9,500,000,000 ordinary shares, which will rank pari passu with the existing shares in all respects. The Company approved a consolidation of its issued and unissued ordinary shares, with the exact ratio to be set as a whole number within a specified range and the effective date to be determined by the Board within one year from the date of the resolution. Any fractional shares resulting from the consolidation will be rounded up to the nearest whole ordinary share.  he Company approved a private placement of ordinary shares (the “Placement Shares”) to raise gross proceeds of $6,000,000. Investors in the offering include related parties, such as Jian Chen, the CEO and a Director of the Company, and Mingfei Liu, the COO. The per-share price will be set at 101% of the closing bid price on the trading day immediately preceding the date of the definitive securities purchase agreement, with the timing to be determined by the Board.